Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share
The following is a reconciliation for the calculation of basic and diluted loss per share:

	December 31, 2023	December 31, 2022
($ in thousands, except shares and per share amounts)
Numerator:
Net loss	$(179,852)	$(215,843)
Less: Net income attributable to non-controlling interests, net of tax	(4,330)	(3,796)
Net loss attributable to Cresco Labs Inc.	$(175,522)	$(212,047)

Denominator:
Weighted-average basic and diluted shares outstanding	323,819,766	298,161,665

Loss per Share:
Basic and diluted loss per share	$(0.54)	$(0.71)

Antidilutive securities	Potentially dilutive shares as of December 31, 2023 and 2022, consisted of the following:

	Year Ended December 31,

(shares in thousands)	2023	2022
Redeemable Units	96,699	107,443
Options	24,103	25,528
RSUs	6,862	4,182
Total potentially dilutive shares	127,664	137,153